Depreciation, Amortization and Impairment Losses	12 Months Ended
Dec. 31, 2017
Disclosure Of Depreciation Amortization And Impairment [Abstract]
Depreciation, Amortization and Impairment Losses
27.	DEPRECIATION, AMORTIZATION AND IMPAIRMENT LOSSES

The detail of depreciation, amortization and impairment losses recognized in profit or loss for the years ended December 31, 2017, 2016 and 2015 is as follows:

	For the years ended
Depreciation, amortization and impairment losses	12-31-2017	12-31-2016	12-31-2015
	ThCh$	ThCh$	ThCh$
Depreciation	(114,203,295)	(130,397,533)	(123,336,695)
Amortization	(3,134,258)	(2,202,848)	(1,498,864)
Subtotal	(117,337,553)	(132,600,381)	(124,835,559)
(Impairment)/Reversal of impairment (*)	55,494	(30,785,531)	9,793,652
Total depreciation, amortization and impairment losses	(117,282,059)	(163,385,912)	(115,041,907)

	For the years ended
(1) (Impairment)/Reversal of impairment	12-31-2017	12-31-2016	12-31-2015
	ThCh$	ThCh$	ThCh$
(Impairment)/Reversal of impairment	55,494	-	-
(Charge)/Reversal of bad debt expense for financial assets	-	-	(371,558)
(Impairment)/Reversal of impairment of property, plant and equipment	-	(30,785,531)	10,165,210
Total	55,494	(30,785,531)	9,793,652

(*) See Note 15.7). 6, 7, 8 and 10